Allowance for Credit Losses and Credit Quality - Schedule of Allowance for Loan Losses for Covered and Non-Covered Loan Portfolios (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for credit losses
Balance at beginning of the period	$ 130,131	$ 143,074	$ 251,603
Provision for (Reversal of) loan losses before adjustment attributable to FDIC loss share agreements	29,548	14,800	(50,940)
Adjustment attributable to FDIC loss share arrangements	(1,360)	(4,260)	(56,085)
Net provision for (reversal of) loan losses	30,908	19,060	5,145
Transfer of balance to OREO	(1,221)	(7,323)	(28,126)
Transfer of balance to the RULC			(9,828)
Loans charged off	(26,515)	(26,855)	(26,481)
Recoveries	6,435	6,435	6,846
Balance at end of the period	138,378	130,131	143,074
Reserve For Unfunded Commitments
Balance at beginning of the period	11,801	11,147	0
Transfer of balance from the allowance for loan losses			9,828
Provision for unfunded lending commitments	2,344	654	1,319
Balance at end of the period	14,145	11,801	11,147
Allowance for credit losses at end of period	152,523	141,932	154,221
Legacy Loans
Allowance for credit losses
Balance at beginning of the period	76,174	67,342	74,211
Provision for (Reversal of) loan losses before adjustment attributable to FDIC loss share agreements	27,711	14,274	6,828
Adjustment attributable to FDIC loss share arrangements	0	0	0
Net provision for (reversal of) loan losses	27,711	14,274	6,828
Transfer of balance to OREO	0	0	0
Transfer of balance to the RULC			(9,828)
Loans charged off	(15,778)	(11,312)	(10,686)
Recoveries	5,701	5,870	6,817
Balance at end of the period	93,808	76,174	67,342
Reserve For Unfunded Commitments
Balance at beginning of the period	11,801	11,147	0
Transfer of balance from the allowance for loan losses			9,828
Provision for unfunded lending commitments	2,344	654	1,319
Balance at end of the period	14,145	11,801	11,147
Allowance for credit losses at end of period	107,953	87,975	78,489
Acquired Loans
Allowance for credit losses
Balance at beginning of the period	53,957	75,732	177,392
Provision for (Reversal of) loan losses before adjustment attributable to FDIC loss share agreements	1,837	526	(57,768)
Adjustment attributable to FDIC loss share arrangements	(1,360)	(4,260)	(56,085)
Net provision for (reversal of) loan losses	3,197	4,786	(1,683)
Transfer of balance to OREO	(1,221)	(7,323)	(28,126)
Transfer of balance to the RULC			0
Loans charged off	(10,737)	(15,543)	(15,795)
Recoveries	734	565	29
Balance at end of the period	44,570	53,957	75,732
Reserve For Unfunded Commitments
Balance at beginning of the period	0	0	0
Transfer of balance from the allowance for loan losses			0
Provision for unfunded lending commitments	0	0	0
Balance at end of the period	0	0	0
Allowance for credit losses at end of period	$ 44,570	$ 53,957	$ 75,732